Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 2,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310.72
Offering Note	Includes 450,000 shares that the underwriters have the option to purchase. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act. Includes the aggregate offering price of 450,000 additional shares that the underwriters have the option to purchase. Calculated pursuant to Rule 457(a) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 15,000,000.00
Amount of Registration Fee	$ 2,071.50
Offering Note	The Registrant previously paid a registration fee of $2,071.50 in connection with the initial filing of this Registration Statement on Form S-1 on February 2, 2026.